Parent Company Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Other assets	$ 585,394	$ 533,189
Total assets	7,804,308	7,537,620	$ 7,467,586
Liabilities:
Subordinated notes	15,000	15,000
Other liabilities	73,976	57,904
Total liabilities	6,971,802	6,781,519
Total liabilities and shareholders’ equity	7,804,308	7,537,620
Parent Company
Assets:
Cash	75,094	79,452	$ 112,067	$ 102,416
Investment in subsidiaries	727,773	645,287
Debentures receivable from PNB	25,000	25,000
Other investments	1,165	1,398
Other assets	25,972	26,838
Total assets	855,004	777,975
Liabilities:
Subordinated notes	15,000	15,000
Other liabilities	7,498	6,874
Total liabilities	22,498	21,874
Total shareholders’ equity	832,506	756,101
Total liabilities and shareholders’ equity	$ 855,004	$ 777,975